CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONDENSED STATEMENT OF OPERATIONS
Net revenue	$ 216,372	$ 465,208	$ 546,191	$ 858,370	$ 1,087,783
Operating expenses:
Product cost	83,602	187,865	220,999	359,880	439,523
Direct operating	98,155	133,861	167,090	237,490	274,155
Marketing	10,743	16,090	21,214	25,813	33,020
General and administrative	41,709	46,840	62,235	67,158	81,529
Depreciation and amortization	81,317	108,316	136,838	138,274	133,493
Total operating expenses	315,526	492,972	608,376	828,615	961,720
Loss from operations	(99,154)	(27,764)	(62,185)	29,755	126,063
Interest and other expense, net	(24,687)	(24,848)
Loss before income taxes	(123,841)	(52,612)	(94,707)	(14,823)	80,908
Income tax benefit	(30,903)	(13,477)	(25,204)	(7,256)	19,455
Net income (loss)	$ (92,938)	$ (39,135)	$ (69,503)	$ (7,567)	$ 61,453
Net loss per share attributable to common shareholders-Basic	$ (3.01)	$ (1.40)	$ (2.49)	$ (0.27)	$ 2.22
Net loss per share attributable to common shareholders-diluted	$ (3.01)	$ (1.40)	$ (2.49)	$ (0.27)	$ 2.18
Weighted average shares used in computing net loss per share attributable to common shareholders- Basic	30,839,870	27,870,539	27,906,742	27,779,339	27,623,415
Weighted average shares used in computing net loss per share attributable to common shareholders- diluted	30,839,870	27,870,539	27,906,742	27,779,339	28,197,409